Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue recognition
(a)	Revenue recognition

Revenue is recognized when the significant risks and rewards of ownership have been transferred and the amount of revenue is reasonably determinable. These conditions are generally satisfied when title passes to the customer. Cash received in advance of meeting these conditions is recorded as deferred revenue.

Under the terms of the Company’s concentrate and cathode sales contracts, the final sales amount is based on final assay results and quoted market prices which may be in a period subsequent to the date of sale. Revenues for these sales, net of treatment and refining charges are recorded at the time of shipment, which is also when the risks and rewards of ownership transfer to the customer, based on an estimate of metal contained using initial assay results and forward market prices on the expected date that final sales prices will be fixed. The period between provisional pricing and final settlement can be up to four months. This provisional pricing mechanism represents an embedded derivative. The embedded derivative is recorded at fair value each reporting period by reference to forward market prices until the date of final pricing, with the changes in fair value recorded as an adjustment to revenue.

Cash and equivalents
(b)	Cash and equivalents

Cash and equivalents consist of cash and highly-liquid investments having terms of three months or less from the date of acquisition and that are readily convertible to known amounts of cash. Cash and equivalents exclude cash subject to restrictions.

Financial instruments
(c)	Financial instruments

Financial assets and liabilities are recognized on the balance sheet when the Company becomes party to the contractual provisions of the instrument. The classification of financial instruments dictates how these assets and liabilities are measured subsequently in the Company’s consolidated financial statements.

Financial instruments at fair value through profit or loss (FVTPL)

Financial instruments are classified as FVTPL when they are held for trading. A financial instrument is held for trading if it was acquired for the purpose of selling in the near term. Derivative financial instruments that are not designated and effective as hedging instruments are classified as FVTPL. Financial instruments classified as FVTPL are stated at fair value with any changes in fair value recognized in earnings for the period. Financial assets in this category include derivative financial instruments that the Company acquires to manage exposure to commodity price fluctuations. These instruments are non-hedge derivative instruments.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Subsequent to initial recognition, these financial assets are recorded at amortized cost using the effective interest method, except for short-term receivables when the recognition of interest would be immaterial. Accounts receivable are assessed for evidence of impairment at each reporting date, with any impairment recognized in earnings for the period. Financial assets in this category include cash and equivalents and accounts receivable.

Available-for-sale financial assets

Marketable securities, subscription receipts and reclamation deposits are designated as available-for-sale and recorded at fair value. Unrealized gains and losses are recognized in other comprehensive income until the securities are disposed of or when there is evidence of impairment in value. Impairment is evident when there has been a significant or sustained decline in the fair value of the marketable securities. If an impairment in value has been determined, it is recognized in earnings for the period.

Financial liabilities

Financial liabilities are initially recorded at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method. The Company has accounted for accounts payable and accrued liabilities and long-term debt under this method.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value, by reference to the reliability of the inputs used to estimate the fair values.

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Exploration and evaluation
(d)	Exploration and evaluation

Exploration and evaluation expenditures relate to the initial search for a mineral deposit and the subsequent evaluation to determine the economic potential of the mineral deposit. The exploration and evaluation stage commences when the Company obtains the legal right or license to begin exploration. Exploration and evaluation expenditures are recognized in earnings in the period in which they are incurred.

Capitalization of development costs as mineral property, plant and equipment commences once the technical feasibility and commercial viability of the extraction of mineral reserve and resources associated with the Company’s evaluation properties are established and management has made a decision to proceed with development.

Inventories
(e)	Inventories

Inventories are valued at the lower of cost and net realizable value. Cost is determined on a weighted average basis and includes direct labour and materials; non-capitalized stripping costs; depreciation and amortization; freight; and overhead costs. Net realizable value is determined with reference to relevant market prices, less applicable variable selling costs and estimated remaining costs of completion to bring the inventories into saleable form.

Ore stockpiles represent stockpiled ore and metals in the processing circuits that have not yet completed the production process, and are not yet in a saleable form. Finished goods inventories represent metals in saleable form that have not yet been sold. Materials and supplies inventories represent consumables used in the production process, as well as spare parts and other maintenance supplies that are not classified as capital items.

The quantity of recoverable metal in stockpiled ore and in the processing circuits is an estimate which is based on the tons of ore added and removed, expected grade and recovery. The quantity of recoverable metal in concentrate is an estimate using initial assay results.

Property, plant and equipment
(f)	Property, plant and equipment

Land, buildings, plant and equipment

Land, buildings, plant and equipment are recorded at cost, including all expenditures incurred to prepare an asset for its intended use.

Repairs and maintenance costs are charged to expense as incurred, except when these repairs significantly extend the life of an asset or result in an operating improvement. In these instances, the portion of these repairs relating to the betterment is capitalized as part of plant and equipment.

Depreciation is based on the cost of the asset less residual value. Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items and depreciated separately. Depreciation commences when an asset is available for use. Estimates of remaining useful lives and residual values are reviewed annually. Changes in estimates are accounted for prospectively.

The depreciation rates of the major asset categories are as follows:

Land	Not depreciated
Buildings	Straight-line basis over 10-25 years
Plant and equipment	Units-of-production basis
Mining equipment	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment	Straight-line basis over 2-5 years
Furniture, computer and office equipment	Straight-line basis over 2-3 years

Mineral properties

Mineral properties consist of the cost of acquiring and developing mineral properties. Once in production, mineral properties are amortized on a units-of-production basis over the component of the ore body to which the capitalized costs relate.

Property acquisition costs arise either as an individual asset purchase or as part of a business combination, and may represent a combination of either proven and probable reserves, resources, or future exploration potential. When management has not made a determination that technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the entire amount is considered property acquisition costs and not amortized. When such property moves into development, the property acquisition cost asset is transferred to mineral properties within property, plant and equipment.

Mineral property development costs include: stripping costs incurred in order to provide initial access to the ore body; stripping costs incurred during production that generate a future economic benefit by increasing the productive capacity, extending the productive life of the mine or allowing access to a mineable reserve; capitalized project development costs; and capitalized interest.

Construction in progress

Construction in progress includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for its intended use. Construction in progress includes advances on long-lead items. Construction in progress is not depreciated. Once the asset is complete and available for use, the costs of construction are transferred to the appropriate category of property, plant and equipment, and depreciation commences.

Capitalized interest

Interest is capitalized for qualifying assets. Qualifying assets are assets that require a substantial period of time to prepare for their intended use. Capitalization ceases when the asset is substantially complete or if construction is interrupted for an extended period. Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to relevant general borrowings of the Company during the period.

Leased assets

Leased assets in which the Company receives substantially all the risks and rewards of ownership of the asset are capitalized as finance leases at the lower of the fair value of the asset or the estimated present value of the minimum lease payments. The corresponding lease obligation is recorded within debt on the balance sheet. Assets under operating leases are not capitalized and rental payments are expensed on a straight-line basis.

Impairment

The carrying amounts of the Company’s non-financial assets are reviewed for impairment whenever circumstances suggest that the carrying value may not be recoverable. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. These assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, future capital requirements, exploration potential and operating performance.

The recoverable amount of an asset or cash generating unit (CGU) is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s-length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows that are largely independent of the cash flows of other assets or CGU’s. If the recoverable amount of an asset or its related CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount and the impairment loss is recognized in earnings for the period.

Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not to an amount that exceeds the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in earnings.

Income taxes
(g)	Income taxes

Income tax on the earnings for the periods presented comprises current and deferred tax. Income tax is recognized in earnings except to the extent that it relates to items recognized directly in equity or in other comprehensive income. Income tax is calculated using tax rates enacted or substantively enacted at the reporting date applicable to the period of expected realization or settlement.

Current tax expense is the expected tax payable on the taxable income for the year, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is determined using the balance sheet liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of assets or liabilities acquired (not in a business combination) that affect neither accounting nor taxable profit on acquisition; and differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they are not probable to reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent it is no longer probable that the related tax benefit will be realized.

Share-based compensation
(h)	Share-based compensation

The fair-value method is used for the Company’s share-based payment transactions. Under this method, the cost of share options and equity-settled performance share units is recorded based on their estimated fair value at the grant date, including an estimate of the forfeiture rate. The fair value of the share options and performance share units is expensed on a graded amortization basis over the vesting period of the awards, with a corresponding increase in equity.

Share-based compensation expense relating to cash-settled awards, including deferred share units, is recognized based on the quoted market value of the Company’s common shares on the date of grant. The related liability is re-measured to fair value each reporting period to reflect changes in the market value of the Company’s common shares, with changes in fair value recorded in net profit (loss).

Provisions
(i)	Provisions

Environmental rehabilitation

The Company records the present value of estimated costs of legal and constructive obligations required to retire an asset in the period in which the obligation occurs. Environmental rehabilitation activities include facility decommissioning and dismantling; removal and treatment of waste materials; site and land rehabilitation, including compliance with and monitoring of environmental regulations; and related costs required to perform this work and/or operate equipment designed to reduce or eliminate environmental effects. The provision for environmental rehabilitation (“PER”) is adjusted each period for new disturbances, and changes in regulatory requirements, the estimated amount of future cash flows required to discharge the liability, the timing of such cash flows and the pre-tax discount rate specific to the liability. The unwinding of the discount is recognized in earnings as a finance cost.

When a PER is initially recognized, the corresponding cost is capitalized by increasing the carrying amount of the related asset, and is amortized to earnings on a unit-of-production basis. Costs are only capitalized to the extent that the amount meets the definition of an asset and represents future economic benefits to the operation.

Significant estimates and assumptions are made in determining the provision for environmental rehabilitation as there are numerous factors that will affect the ultimate liability payable. These factors include estimation of the extent and cost of rehabilitation activities; timing of future cash flows that are impacted by changes in discount rates; inflation rate; and regulatory requirements.

Other provisions

Other provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation. Where the effect is material, the provision is discounted using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. The accretion expense is included in finance expense.

Finance income and expenses
(j)	Finance income and expenses

Finance income comprises interest income on funds invested, gains on the disposal of marketable securities, and changes in the fair value of derivatives included in cash and equivalents and marketable securities. Interest income is recognized as it accrues in earnings, using the effective interest method. Finance expenses comprise interest expense on borrowings, unwinding of the discount on provisions, losses on the disposal of marketable securities, changes in the fair value of derivatives included in cash and equivalents and marketable securities, and impairment losses recognized on financial assets. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in earnings using the effective interest method.

Earnings (loss) per share
(k)	Earnings (loss) per share

The Company presents basic and diluted earnings (loss) per share data for its common shares, calculated by dividing the earnings (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the earnings attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, which comprise warrants and share options granted. There is no dilution impact when the Company incurs a loss.

Interests in joint arrangements
(l)	Interests in joint arrangements

IFRS defines a joint arrangement as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control.

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. In relation to its interests in joint operations, the Company recognizes its:

•	Assets, including its share of any assets held jointly;

•	Liabilities, including its share of any liabilities incurred jointly;

•	Revenue from the sale of its share of the output arising from the joint operation; and

•	Expenses, including its share of any expenses incurred jointly.